Summary of Significant Accounting Policies - Schedule of Roll Forward of Level 3 Valuation Financial Instrument (Details) - USD ($)		12 Months Ended
	Nov. 30, 2016	Dec. 31, 2016	Dec. 31, 2015
Accounting Policies [Abstract]
Balance at the Beginning
Initial measurement of derivative liability reflected as debt discount		320,961
Initial measurement of derivative liability reflected in derivative expense		260,479
Reclassification of derivative liability to gain on extinguishment of debt	$ 44,625	44,625
Change in fair value included in derivative expense		(114,338)
Balance at the End		$ 402,055